Regulatory Requirements (Details)	Jun. 30, 2020 USD ($)
Minimum Regulatory Capital Requirements	$ 1,228,749
Capital Levels Maintained	10,612,274
Excess Net Capital	$ 9,383,524
Percent of requirement Maintained	864.00%
Lion International Securities Group Limited [Member]
Minimum Regulatory Capital Requirements	$ 387,081
Capital Levels Maintained	1,077,577
Excess Net Capital	$ 690,496
Percent of requirement Maintained	278.00%
Lion Futures Limited [Member]
Minimum Regulatory Capital Requirements	$ 387,081
Capital Levels Maintained	830,743
Excess Net Capital	$ 443,662
Percent of requirement Maintained	215.00%
Lion Asset Management Limited [Member]
Minimum Regulatory Capital Requirements	$ 12,903
Capital Levels Maintained	36,757
Excess Net Capital	$ 23,854
Percent of requirement Maintained	285.00%
BC Wealth Management Limited [Member]
Minimum Regulatory Capital Requirements	$ 12,903
Capital Levels Maintained	253,570
Excess Net Capital	$ 240,667
Percent of requirement Maintained	1965.00%
Lion Broker Limited (Cayman) [Member]
Minimum Regulatory Capital Requirements	$ 428,781
Capital Levels Maintained	8,413,627
Excess Net Capital	$ 7,984,845
Percent of requirement Maintained	1962.00%